Expense Example - A C I Shares - JPMorgan High Yield Municipal Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	439	652	882	1,544	217	442	790	1,638	56	222	402	923